Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock	Additional Paid-in Capital	Statutory Reserves	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest	Total
Balance at Dec. 31, 2015	$ 18,330	$ 11,178,774	$ 1,288,617	$ 9,728,228	$ (450,434)		$ 21,763,515
Balance, Shares at Dec. 31, 2015	18,329,600
Net income				8,277,251			8,277,251
Foreign currency translation adjustment					(1,537,534)		(1,537,534)
Transfer to reserve			779,218	(779,218)
Balance at Dec. 31, 2016	$ 18,330	11,178,774	2,067,835	17,226,261	(1,987,968)		28,503,232
Balance, Shares at Dec. 31, 2016	18,329,600
Net income				8,773,459		341,672	9,115,131
Foreign currency translation adjustment					2,082,144	59,652	2,141,796
Distribution of dividend to non-controlling investor		23,622		(178,122)	(13,308)	521,389	353,581
Transfer to reserve			529,196	(529,196)
Balance at Dec. 31, 2017	$ 18,330	11,202,396	2,597,031	25,292,402	80,868	922,713	40,113,740
Balance, Shares at Dec. 31, 2017	18,329,600
Net income				16,092,538		208,593	16,301,131
Foreign currency translation adjustment					(2,673,157)	(68,126)	(2,741,283)
Distribution of dividend to non-controlling investor						(355,232)	(355,232)
Transfer to reserve			1,319,118	(1,319,118)
Balance at Dec. 31, 2018	$ 18,330	$ 11,202,396	$ 3,916,149	$ 40,065,822	$ (2,592,289)	$ 707,948	$ 53,318,356
Balance, Shares at Dec. 31, 2018	18,329,600